Investments In Affiliated Companies, Partnerships And Other Companies (Schedule Of Equity In Net Earnings Of Affiliated Companies) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity in net earnings of affiliated companies and partnerships	$ (19,176)	$ (12,275)	$ (7,042)
Loss from equity investments due to change in holding rate	3,500		5,200
Subsidiary A
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity in net earnings of affiliated companies and partnerships	(20,492)	(10,526)	(9,622)
Subsidiary B
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity in net earnings of affiliated companies and partnerships	(1,582)	(1,822)	(2,230)
Subsidiary C
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity in net earnings of affiliated companies and partnerships	(522)	93	0
Others
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity in net earnings of affiliated companies and partnerships	$ 3,420	$ (20)	$ 4,810